Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000135933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Pennsylvania Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	(3.24%)	0.80%	2.24%
C000006344 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Pennsylvania Fund (Class C) – including sales charge
Average Annual Return, Percent	(5.13%)	(0.22%)	1.21%
C000006342 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Pennsylvania Fund (Class A) – including sales charge
Average Annual Return, Percent	(7.81%)	(0.39%)	1.52%
Without Sales Load [Member] | C000135933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Pennsylvania Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(3.24%)	0.80%	2.24%
Without Sales Load [Member] | C000006344 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Pennsylvania Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(4.20%)	(0.22%)	1.21%
Without Sales Load [Member] | C000006342 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Pennsylvania Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(3.48%)	0.53%	1.98%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%